Investment Holding Level 4 Other than Temporary Impairment, Credit Losses Recognized in Earnings (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	$ 0	$ 7	$ 4	$ 14
Other-than-temporary Impairment Loss, Debt Securities, Held-to-maturity, Recognized in Earnings, before Tax	0	6	4	14
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	7	4	14
Other than Temporary Impairment Losses, Investments	0	7	4	14
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	88	70	6	170
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	(6)	(4)	(1)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, Additional Credit Losses	0	0	0	(13)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	17	0	6	82
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Cash Flows	1	0	0	14
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	70	6	4	88
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	$ 0	$ 1	$ 0	$ 0